Document and Entity Information	12 Months Ended
Feb. 03, 2024
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	Dillard’s, Inc.
Entity Central Index Key	0000028917
Amendment Flag	false